OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Office Lease Right Of Use Asset And Lease Liability
Beginning Period Right Of Use Of Assets	$ 42,033	$ 62,208
Amortization	(5,044)	(20,175)
Ending period Right Of Use Of Assets	$ 36,989	$ 42,033